PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Oct. 12, 2021	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023
PRIVATE PLACEMENT
Price of warrants			$ 1.00
Subscription receivable		$ 19,982
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	7,150,000
Price of warrants	$ 1.00
Gross proceeds from issuance of warrants	$ 7,150,000
Private Placement | Private Placement Warrants | Class A common stock
PRIVATE PLACEMENT
Price of warrants			$ 11.50	$ 11.50
Number of shares per warrant			1	1